OPERATING SEGMENTS AND GEOGRAPHIC AREAS (Schedule of Operating Segments) (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Sales to external customers			$ 53,674		$ 44,875		$ 57,361
Intersegment revenues			0		0		0
Equity in earnings of nonconsolidated affiliates			1,112		630		787
Goodwill impairment losses			0		7	[1]	239	[1]
Restructuring charges			26	[2]	689	[2]	839	[2]
IPR&D			0		7	[3]	44	[3]
Acquisition and integration related expenses			143	[4]	166	[4]	49	[4]
Asbestos-related credits			(54)	[5]	0		(54)	[5]
EBITDA			7,200	[6]	4,828	[6]	4,075	[6]
Assets	66,018	45,474	69,588		66,018		45,474
Investment in nonconsolidated affiliates	3,224	3,204	3,453		3,224		3,204
Depreciation and amortization			2,962		2,827		2,236
Capital expenditures			2,130		1,683		2,276
Electronic and Functional Materials [Member]
Segment Reporting Information [Line Items]
Sales to external customers			4,203		3,074		1,606
Intersegment revenues			0		0		0
Equity in earnings of nonconsolidated affiliates			106		79		118
Goodwill impairment losses					0	[1]	0	[1]
Restructuring charges			8	[2]	48	[2]	10	[2]
IPR&D					0	[3]	0	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			1,052	[6]	654	[6]	353	[6]
Assets	11,164	2,064	11,642		11,164		2,064
Investment in nonconsolidated affiliates	307	240	357		307		240
Depreciation and amortization			448		344		106
Capital expenditures			221		97		170
Coatings and Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Sales to external customers			6,596		5,598		4,512
Intersegment revenues			9		0		0
Equity in earnings of nonconsolidated affiliates			343		215		251
Goodwill impairment losses					0	[1]	0	[1]
Restructuring charges			20	[2]	262	[2]	16	[2]
IPR&D					0	[3]	0	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			1,230	[6]	604	[6]	610	[6]
Assets	11,827	4,420	12,447		11,827		4,420
Investment in nonconsolidated affiliates	1,068	831	1,099		1,068		831
Depreciation and amortization			638		540		258
Capital expenditures			239		238		255
Agricultural Sciences [Member]
Segment Reporting Information [Line Items]
Sales to external customers			4,869		4,522		4,535
Intersegment revenues			0		0		0
Equity in earnings of nonconsolidated affiliates			2		2		4
Goodwill impairment losses					0	[1]	0	[1]
Restructuring charges			0	[2]	(15)	[2]	3	[2]
IPR&D					0	[3]	44	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			640	[6]	573	[6]	872	[6]
Assets	5,477	4,676	5,528		5,477		4,676
Investment in nonconsolidated affiliates	38	41	42		38		41
Depreciation and amortization			147		137		111
Capital expenditures			245		166		191
Performance Materials [Member]
Segment Reporting Information [Line Items]
Sales to external customers			13,957		11,780		16,082
Intersegment revenues			97		76		120
Equity in earnings of nonconsolidated affiliates			16		46		54
Goodwill impairment losses	7	209			7	[1]	209	[1]
Restructuring charges			0	[2]	2	[2]	122	[2]
IPR&D					0	[3]	0	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			1,714	[6]	1,568	[6]	1,020	[6]
Assets	11,092	10,345	11,376		11,092		10,345
Investment in nonconsolidated affiliates	263	297	167		263		297
Depreciation and amortization			627		696		615
Capital expenditures			621		576		781
Performance Plastics [Member]
Segment Reporting Information [Line Items]
Sales to external customers			15,260		12,862		17,536
Intersegment revenues			2		0		1
Equity in earnings of nonconsolidated affiliates			254		101		112
Goodwill impairment losses		30			0	[1]	30	[1]
Restructuring charges			0	[2]	1	[2]	172	[2]
IPR&D					0	[3]	0	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			3,565	[6]	2,120	[6]	2,017	[6]
Assets	12,294	9,794	12,634		12,294		9,794
Investment in nonconsolidated affiliates	1,517	1,459	1,602		1,517		1,459
Depreciation and amortization			760		733		757
Capital expenditures			202		90		247
Feedstocks and Energy [Member]
Segment Reporting Information [Line Items]
Sales to external customers			8,457		6,346		12,781
Intersegment revenues			37		27		41
Equity in earnings of nonconsolidated affiliates			407		195		256
Goodwill impairment losses					0	[1]	0	[1]
Restructuring charges			0	[2]	140	[2]	84	[2]
IPR&D					0	[3]	0	[3]
Acquisition and integration related expenses			0	[4]	0	[4]	0	[4]
Asbestos-related credits			0	[5]			0	[5]
EBITDA			471	[6]	477	[6]	207	[6]
Assets	5,542	5,279	5,412		5,542		5,279
Investment in nonconsolidated affiliates	9	317	97		9		317
Depreciation and amortization			216		242		258
Capital expenditures			602		473		627
Corporate [Member]
Segment Reporting Information [Line Items]
Sales to external customers			332		693		309
Intersegment revenues			(145)		(103)		(162)
Equity in earnings of nonconsolidated affiliates			(16)		(8)		(8)
Goodwill impairment losses					0	[1]	0	[1]
Restructuring charges			(2)	[2]	251	[2]	432	[2]
IPR&D					7	[3]	0	[3]
Acquisition and integration related expenses			143	[4]	166	[4]	49	[4]
Asbestos-related credits			(54)	[5]			(54)	[5]
EBITDA			(1,472)	[6]	(1,168)	[6]	(1,004)	[6]
Assets	8,622	8,896	10,549		8,622		8,896
Investment in nonconsolidated affiliates	22	19	89		22		19
Depreciation and amortization			126		135		131
Capital expenditures			$ 0		$ 43		$ 5

[1]	See Note I for information regarding the goodwill impairment losses.
[2]	See Note C for information regarding restructuring charges.
[3]	See Note D for information regarding purchased in-process research and development.
[4]	See Note D for information regarding acquisition and integration related expenses.
[5]	See Note N for information regarding asbestos-related credits.
[6]	A reconciliation of EBITDA to “Income from Continuing Operations Before Income Taxes” is provided below.